Short-term investments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Short-term investments
Held-to-maturity, Cost	¥ 5,000	$ 737
Held-to-maturity, Fair value	5,000	737
Equity investments, Cost	5,000	737	¥ 5,000
Equity investments, Gross unrecognized gains	62		90
Equity investments, Fair value	5,062	746	5,090
Total short-term investments, Cost	10,000	1,474	5,000
Total short-term investments, Gross unrecognized gains	62		90
Total short-term investments, Fair value	¥ 10,062	$ 1,483	¥ 5,090